Stockholders' Equity Note Disclosure	9 Months Ended
May 31, 2016
Notes
Stockholders' Equity Note Disclosure

Note 11 – Capital Stock

The Company went public on 7/25/ 2010.  Its Common Stock is traded on the open market under the symbol OTCQB: SENY.

On June 4, 2013, the Company entered into a private placement agreement that involved issuing 400,000 units of securities at $0.25 per unit for $100,000 cash pursuant to a private placement agreement. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and two (2) common stock purchase warrants for a total of 800,000 warrants with an exercise price of $0.40 each, these expired July 31, 2015.

On July 7, 2014, the Company entered into a private placement agreement that involved issuing 5,000,000 units of securities at $0.05 per unit for a total amount of cash of $250,000. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrants for a total of 5,000,000 warrants with an exercise price of $0.30 each expiring January 31, 2016.

During the quarter ending February 28, 2015, the Company issued 2,364,990 shares of common stock for $100,000 pursuant to a convertible note.

During the quarter ending May 31, 2015, the Company issued 3,921,422 shares of common stock for $125,000 pursuant to a convertible note.

During the quarter ending May 31, 2015, the Company authorized 4.4 million shares of common stock to be issued for services rendered.

During the quarter ending May 31, 2015, the Company issued 4,522,847 shares of common stock for $153,785 pursuant to an Equity Purchase Agreement

During the quarter ending August 31, 2015, the Company issued 7,175,278 shares of common stock for $125,000 pursuant to a convertible note.

During the quarter ending August 31, 2015, the Company authorized 500,000 shares of common stock at $0.05 per share to be issued pursuant to the consulting agreement of May 26, 2015.

During the quarter ending August 31, 2015, the Company issued 11,708,737 shares of common stock for $245,235 pursuant to an Equity Purchase Agreement.

During the quarter ending November 30, 2015, the Company issued 7,688,039 shares of common stock for $100,000 pursuant to a convertible note.

During the quarter ending November 30, 2015, the Company issued 15,576,508 shares of common stock for $254,000 pursuant to an Equity Purchase Agreement.

During the quarter ending February 29, 2016, the Company issued 11,077,216 shares of common stock for $100,000 pursuant to a convertible note.

During the quarter ending February 29, 2016, the Company issued 4,269,242 shares of common stock for $55,000 pursuant to an Equity Purchase Agreement.

During the quarter ending May 31, 2016, the Company issued 40,950,000 shares of common stock was issued for services rendered.

During the quarter ending May 31, 2016, 75,000 shares were cancelled and returned to treasury.

During the quarter ending May 31, 2016, the Company issued 9,498,761 shares of common stock for $125,000 pursuant to a convertible note.

During the quarter ending May 31, 2016, the Company issued 31,682,076 shares of common stock for $275,500 pursuant to an Equity Purchase Agreement.

Note 12 – Warrants

Under the private placements, the Company issued 600,000 units of securities for total cash proceeds of $150,000.  One private placement of 200,000 units of securities consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.50 and expired March 31, 2014. The other private placement of 400,000 units of securities consisted of one (1) share of common stock, par value $0.0001 per share and two (2) common stock purchase warrants with an exercise price of $0.40 and expired July 31, 2015.

During the fiscal year ended August 31, 2014, the Company entered into four private placement agreements for total cash proceeds of $250,000.  The private placements of 5,000,000 units consist of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.30 that expired January 31, 2016.

The following table is a summary of information about the warrants outstanding at May 31, 2016:

	Number of Warrants	Weighted Average Exercise Price
Balance, August 31, 2015	5,000,000	0.30
Warrants expired	5,000,000	-
Warrants cancelled	-	-
Warrants Granted	-	-
Warrants exercised	-	-
Balance, May 31, 2016	-0-	-0-